SHAREHOLDERS' EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Balance as of January 1	65,562,670	73,081,005
Own shares repurchased by the Group	(10,840,359)	(9,137,532)
Share based compensation	1,561,772	1,619,197
Issued and paid-in share capital as of December 31	56,284,083	65,562,670
Authorized share capital	250,000,000	250,000,000